Amy Ward Pershkow
Mayer Brown LLP
1999 K Street NW
Washington DC, 20002
202-263-3336
apershkow@mayerbrown.com
June 26, 2012
VIA EDGAR
Ms. Deborah O’Neal-Johnson
Senior Counsel
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: The Vantagepoint Funds File Nos. 811-08941 and 333-60789 Post-Effective Amendment #36 to the Registration Statement of The Vantagepoint Funds (the “Fund”)
Dear Ms. O’Neal-Johnson:
On behalf of the Fund, we are filing a post-effective amendment to the registration statement of the Fund. This amendment is being filed for the purpose of introducing a new series, the Vantagepoint Milestone 2050 Fund.
If you have any questions and/or comments, please do not hesitate to contact me at the number listed above.
Sincerely,
/s/ Amy Ward Pershkow
Amy Ward Pershkow
Cc: Angela C. Montez — Secretary